BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Renewal rights to the collector insurance policies
Business Acquisition [Line Items]
Prohibited period from competing	5 years
Purchase consideration for asset acquisition	$ 9,671,892		$ 9,671,892		$ 15,200,000
Cash paid for asset acquisition	2,480,634		$ 2,480,634		$ 11,275,000
Estimated current liabilities	2,397,086
Estimated long-term liabilities	$ 4,794,172
Amelia Island Concours d'Elegance event
Business Acquisition [Line Items]
Purchase consideration for business acquisition		$ 12,217,069		$ 12,135,315